Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Commonwealth Trust
Entity Central Index Key	0000205323
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Fidelity Nasdaq Composite Index ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Nasdaq Composite Index® ETF
Class Name	Fidelity® Nasdaq Composite Index® ETF
Trading Symbol	ONEQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Nasdaq Composite Index® ETF for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nasdaq Composite Index® ETF	$ 25	0.21%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, information technology gained approximately 40% and contributed most to the fund's performance for the fiscal year. Communication services, which gained roughly 41%, also helped, benefiting from the media & entertainment industry (+39%), as did consumer discretionary, which advanced about 33%. The financials sector rose 49%, while industrials gained roughly 31% and health care advanced 20%. Other contributors included the consumer staples (+22%), utilities (+41%), materials (+16%), real estate (+16%) and energy (+10%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+196%), from the semiconductors & semiconductor equipment category. Apple (+26%), from the technology hardware & equipment group, boosted the fund. Another notable contributor was Amazon.com (+42%), a stock in the consumer discretionary distribution & retail group. Lastly, Meta Platforms (+76%) and Alphabet (+28%), within the media & entertainment category, also contributed.
•Conversely, the biggest detractor was Intel (-45%), from the semiconductors & semiconductor equipment group. Adobe (-16%), from the software & services industry, hurt the fund. PDD (-35%), a stock in the consumer discretionary distribution & retail industry, hurt the fund's performance. Also, lululemon athletica, within the consumer durables & apparel group, returned -28% and hurt the fund. Lastly, Dexcom, within the health care equipment & services category, returned about -32% and also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Fidelity® Nasdaq Composite Index® ETF $10,000 $10,779 $11,378 $14,815 $15,914 $19,070 $27,054 $34,691 $26,053 $32,724 $44,482 Nasdaq Composite Index® $10,000 $10,786 $11,382 $14,860 $16,012 $19,136 $27,185 $34,852 $25,934 $32,451 $44,150 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Nasdaq Composite Index® ETF - NAV 35.93% 18.46% 16.10% Nasdaq Composite Index® 36.05% 18.20% 16.01% S&P 500® Index 33.89% 15.77% 13.35% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,374,688,144
Holdings Count | shares	1,036
Advisory Fees Paid, Amount	$ 13,283,071
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$7,374,688,144
Number of Holdings	1,036
Total Advisory Fee	$13,283,071
Portfolio Turnover	5%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 49.2 Consumer Discretionary 14.8 Communication Services 14.3 Health Care 6.0 Industrials 4.4 Financials 4.1 Consumer Staples 3.5 Real Estate 1.0 Materials 0.9 Utilities 0.9 Energy 0.6 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 97.1 China 0.9 Brazil 0.5 Israel 0.4 United Kingdom 0.3 Netherlands 0.3 Canada 0.2 Kazakhstan 0.1 Switzerland 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 11.5 NVIDIA Corp 10.9 Microsoft Corp 10.1 Amazon.com Inc 7.0 Meta Platforms Inc Class A 4.0 Tesla Inc 3.6 Alphabet Inc Class A 3.3 Alphabet Inc Class C 3.0 Broadcom Inc 2.5 Costco Wholesale Corp 1.5 57.4